Inventories (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory related to differed revenues	$ 1,489		$ 0
Inventory write - offs	$ 2,544	$ 1,372